CONSOLIDATED BALANCE SHEETS (Unaudited) (Parenthetical) - $ / shares	Dec. 31, 2016	Dec. 31, 2015
Stockholders' equity:
Common stock, par value (in dollars per share)	$ .008	$ .008
Common stock, shares authorized (in shares)	20,000,000	20,000,000
Common stock, shares issued (in shares)	5,450,713	4,581,334
Common stock, shares outstanding (in shares)	5,450,713	4,581,334